Revenues	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenues
16.
Revenues
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2017	2018	2019
Time charter revenues	96,339,915	104,099,818	97,249,537
Time charter revenues – related party	1,973,643	—	—
Bareboat revenues	27,647,268	24,646,311	21,764,102
Voyage charter revenues	26,924,708	34,266,082	24,018,198
Other income	1,426,387	1,317,991	1,227,475

Total	154,311,921	164,330,202	144,259,312

The amount of revenue earned as demurrage relating to the Company’s voyage charters for the years ended December 31, 2017, 2018 and 2019 was $4.3, $4.7 and $2.0
million, respectively and is included within “
Voyage charter
r
evenues” in the
above table
.
As of December 31, 2018 and 2019, the Company recognized $134,301 and $118,246, respectively, of contract fulfillment costs which mainly represent bunker expenses incurred prior to commencement of loading relating to the Company’s voyage charters.
These costs are recorded in “Other current assets” on the consolidated balance sheets.
As of December 31, 2018 and 2019, revenues relating to undelivered performance obligations of the Company’s voyage charters amounted to $821,577 and $439,135, respectively. The Company recognized these amounts as revenues in the first quarter of 2019 and in the first quarter of 2020, respectively.